Discontinued operations - Sale of Sinopower (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
IFRS Disposal Group, Including Discontinued Operation, Assets [Abstract]
Cash and cash equivalents	¥ 126,614	$ 17,346	¥ 436,242		¥ 513,351
Trade receivables	44,506	6,097	73,144
Inventories	1,181
Prepayments, other receivables and other assets	204,177	27,972	436,377
IFRS Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Trade payables	(104,224)	(14,279)	(152,066)
Other payables and accruals	(179,051)	(24,530)	(293,003)
Total liabilities of disposal group held for sale	(50,586)	$ (6,930)
Subsidiaries engaged in energy storage held for sale
IFRS Disposal Group, Including Discontinued Operation, Assets [Abstract]
Cash and cash equivalents	89		¥ 89	$ 13
Trade receivables	34,414
Inventories	1,181
Prepayments, other receivables and other assets	19,342
Total assets of disposal group held for sale	55,026
IFRS Disposal Group, Including Discontinued Operation, Liabilities [Abstract]
Borrowings	(10,000)
Trade payables	(37,666)
Other payables and accruals	(2,920)
Total liabilities of disposal group held for sale	¥ (50,586)